Retirement Benefits (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Amounts Recognized in the Consolidated Statements of Financial Position [Abstract]
Non-current assets	$ 320	$ 184
Non-current liability	(3,089)	(3,847)
Pension Benefits
Amounts Recognized in the Consolidated Statements of Financial Position [Abstract]
Non-current assets	275	148
Current liability	(94)	(45)
Non-current liability	(1,920)	(2,580)
Medical and Life Benefits
Amounts Recognized in the Consolidated Statements of Financial Position [Abstract]
Non-current assets	45	36
Current liability	(48)	(30)
Non-current liability	$ (1,169)	$ (1,267)